Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of consolidated statement of financial position
Assets	Adjusted	Previously Presented	Difference	Reference
Current assets:
Trade accounts receivable, net	$745,593	778,054	(32,461)	a
Inventories	1,286,155	1,339,378	(53,223)	a, b
Prepaid expenses	35,596	69,224	(33,628)	c
Total current assets	3,352,747	3,472,059	(119,312)
Total assets	$5,185,229	5,304,541	(119,312)

Liabilities and stockholders’ equity
Current liabilities:
Accrued expenses	$159,354	142,169	17,185	b
Provisions	118,468	115,192	3,276	d
Income tax payable	97,634	88,679	8,955	f
Total current liabilities	$2,449,919	2,420,503	29,416

Non-current liabilities:
Deferred income tax	$38,975	80,907	(41,932)	a, b, c, d
Total non-current liabilities	1,535,107	1,577,039	(41,932)
Total liabilities	$3,985,026	3,997,542	(12,516)

Stockholder’s equity
Capital stock	$321,312	294,999	26,313	e
Retained earnings (deficit)	856,994	990,103	(133,109)	a, b, c, d, e, f
Equity attributable to owners of the Group	1,185,548	1,292,344	(106,796)
Total stockholders’ equity	1,200,203	1,306,999	(106,796)
Total liabilities and stockholders’ equity	$5,185,229	5,304,541	(119,312)

Assets	Adjusted	Previously Presented	Difference	Reference
Current assets:
Trade accounts receivable, net	$735,026	757,806	(22,780)	a
Inventories, net	1,284,672	1,274,026	10,646	a
Prepaid expenses	52,581	94,501	(41,920)	c
Total current assets	2,852,516	2,906,570	(54,054)
Total assets	$4,359,706	4,413,760	(54,054)

Liabilities and stockholders’ equity
Current liabilities:
Provisions	153,978	151,008	2,970	d
Total current liabilities	$2,870,367	2,867,397	2,970

Non-current liabilities:
Deferred income tax	$39,852	56,959	(17,107)	a, b, c, d
Total non-current liabilities	607,363	624,470	(17,107)
Total liabilities	$3,477,730	3,491,867	(14,137)

Stockholder’s equity
Capital stock	308,035	281,722	26,313
Retained earnings (deficit)	$(334,769)	(268,539)	(66,230)	a, b, c, d, e
Equity attributable to owners of the Group	881,976	921,893	(39,917)
Total stockholders’ equity	881,976	921,893	(39,917)
Total liabilities and stockholders’ equity	$4,359,706	4,413,760	(54,054)

Schedule of consolidated statement of profit or loss and other comprehensive income
	Adjusted	Previously Presented	Difference	Reference
Net revenue	$10,067,683	10,039,668	28,015	a

Cost of sales	4,498,008	4,399,164	98,844	a, b

Gross profit	5,569,675	5,640,504	(70,829)

Administrative expenses	1,247,742	1,247,436	306	d
Selling expenses	1,256,289	1,264,581	(8,292)	c
Distribution expenses	463,779	463,779	-
	2,967,810	2,975,796	(7,986)

Operating income	2,601,865	2,664,708	(62,843)

Income before income taxes	2,562,495	2,625,338	(62,843)

Current income tax	791,856	782,901	8,955	f
Deferred income tax	22,700	41,553	(18,853)	a,b,c,d

Net income for the year	$1,747,939	1,800,884	(52,945)

	Adjusted	Previously Presented	Difference	Reference

Net revenue	$7,237,628	7,260,408	(22,780)	a

Cost of sales	3,280,348	3,290,994	(10,646)	a

Gross profit	3,957,280	3,969,414	(12,134)

Administrative expenses	667,647	664,677	2,970	d
Selling expenses	895,275	853,355	41,920	c
Distribution expenses	331,023	331,023	-
	1,893,945	1,849,055	44,890

Operating income	2,063,335	2,120,359	(57,024)

Income before income taxes	824,105	881,129	(57,024)

Deferred income tax	(51,173)	(34,066)	(17,107)

Net income for the year	$298,444	338,361	(39,917)

Schedule of percentage of participation
	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2022	2021	2020
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	100%	100%	100%
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	99%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	70%	70%	-
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	-
GurúComm, S.A.P.I. de C.V. (1)	Mexico	Peso	-	60%	-
Innova Catálogos, S.A. de C.V. (2)	Mexico	Peso	-	70%	-
Betterware Ningbo Trading Co, LTD.	China	Yuan	100%	100%	-
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	-	-

Beauty and personal care (B&PC) (“JAFRA”):
Jafra México Holding Company, B.V.	Holanda	Euro	100%	-	-
Distribuidora Comercial JAFRA, S.A. de C.V.	Mexico	Peso	100%	-	-
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	-	-
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	-	-
Serviday, S.A. de C.V.	Mexico	Peso	100%	-	-
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	-	-
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	-	-
Jafra Cosmetics International, Inc.	United States	Dollar	100%	-	-

(1)	GurúComm was part of the Group until March 28, 2022.
(2)	Innova Catálogos was part of the Group until November 18, 2022.

Schedule of useful lives are used in the calculation of depreciation
Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Schedule of lives of intangible assets with a defined useful life
Intangibles:	Betterware	JAFRA
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-